GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	COMMON STOCKS - 93.67%
	Australia - 4.96%
550	ASX, Ltd.	$31,089
11,078	Australia & New Zealand Banking Group, Ltd.	168,726
18,089	BHP Billiton, Ltd.	517,954
24,395	BlueScope Steel, Ltd.	268,800
1,204	Cochlear, Ltd.	165,300
38,611	Coles Group, Ltd.	475,161
6,780	Commonwealth Bank of Australia	423,591
5,602	Computershare, Ltd.	95,532
912	CSL, Ltd.	169,335
15,382	Endeavour Group, Ltd.	80,471
23,916	Fortescue Metals Group, Ltd.	287,584
1,535	IDP EDUCATION, Ltd.	25,136
1,078	Macquarie Group, Ltd.	122,737
12,509	Medibank Private, Ltd.	28,135
908	Mineral Resources, Ltd.	30,475
10,628	National Australia Bank, Ltd.	201,537
18,735	Origin Energy, Ltd.	74,370
926	REA Group, Ltd.	71,506
3,827	Reece, Ltd.	36,352
3,972	Rio Tinto, Ltd.	283,358
6,702	Santos, Ltd.	33,980
1,891	Sonic Healthcare, Ltd.	43,102
49,043	South32, Ltd.	132,891
4,380	Suncorp Group, Ltd.	33,401
17,261	Telstra Corp., Ltd.	45,910
8,396	Wesfarmers, Ltd.	242,846
7,838	Westpac Banking Corp.	105,726
1,030	WiseTech Global, Ltd.	27,009
6,167	Woodside Energy Group, Ltd.	135,535
15,382	Woolworths, Ltd.	377,818
		4,735,367
	Austria - 0.59%
2,213	Erste Group Bank AG	56,235
4,348	OMV AG	204,490
695	Verbund AG	68,318
10,721	voestalpine AG	229,133
		558,176
	Belgium - 0.57%
1,911	Anheuser-Busch InBev SA	102,912
359	D'ieteren Group	52,754
565	Elia Group SA	80,242
338	Groupe Bruxelles Lambert SA	28,334
487	Sofina SA	99,826
2,161	UCB SA	183,122
		547,190
	Canada - 12.05%
7,200	Alimentation Couche-Tard, Inc.	280,852
4,684	AltaGas, Ltd.	98,833
2,681	ARC Resources, Ltd.	33,804
3,697	Bank of Montreal	355,512
4,818	Barrick Gold Corp.	85,191
2,085	Bausch Health Cos., Inc. (a)	17,429
878	BCE, Inc.	43,157
3,510	Brookfield Asset Management, Inc. - Class A	156,139
1,301	BRP, Inc.	80,069
3,713	Canadian Imperial Bank of Commerce	180,314
717	Canadian National Railway Co.	80,651
4,750	Canadian Natural Resources, Ltd.	255,250
618	Canadian Tire Corp., Ltd.- Class A	77,970
1,733	Canadian Utilities, Ltd. - Class A	51,686
11,898	Cenovus Energy, Inc.	226,369
1,708	CGI, Inc. (a)	136,062
461	Constellation Software, Inc.	684,362
4,819	Dollarama, Inc.	277,489
1,168	Emera, Inc.	54,716
16,363	Empire Co., Ltd. - Series A	504,034
5,959	Enbridge, Inc.	251,656
752	Fairfax Financial Holdings, Ltd.	398,492
5,922	First Quantum Minerals, Ltd.	112,349
1,129	FirstService Corp.	136,950
1,295	Fortis, Inc.	61,219
3,090	George Weston, Ltd.	360,972
729	Gildan Activewear, Inc.	20,983
3,017	Great-West Lifeco, Inc.	73,667
1,850	Hydro One, Ltd.	49,742
2,987	iA Financial Corp., Inc.	148,561
6,040	Imperial Oil, Ltd.	284,732
463	Intact Financial Corp.	65,306
5,490	Ivanhoe Mines, Ltd. - Class A (a)	31,604
7,543	Loblaw Cos., Ltd.	680,288
10,465	Lundin Mining Corp.	66,341
2,633	Magna International, Inc.	144,578
25,276	Manulife Financial Corp.	438,285
2,573	Metro, Inc.	138,105
1,100	National Bank of Canada	72,185
1,604	Northland Power, Inc.	47,751
2,314	Nutrien, Ltd.	184,282
499	Onex Corp.	24,849
1,349	Pembina Pipeline Corp.	47,685
9,638	Power Corp. of Canada	247,988
631	Rogers Communications, Inc. - Class B	30,236
8,842	Royal Bank of Canada	856,174
1,736	Shaw Communications, Inc. - B Shares	51,155
1,709	Sun Life Financial, Inc.	78,307
4,868	Suncor Energy, Inc.	170,788
1,854	TC Energy Corp.	96,042
1,570	Teck Resources, Ltd. - Class B (a)	48,007
2,367	TELUS Corp.	52,721
4,974	The Bank of Nova Scotia	294,375
9,622	The Toronto-Dominion Bank	630,977
655	Thomson Reuters Corp.	68,283
862	Toromont Industries, Ltd.	69,699
3,232	Tourmaline Oil Corp.	168,053
7,182	West Fraser Timber Co., Ltd.	551,092
4,954	WSP GLOBAL, Inc.	560,135
		11,494,503
	Cayman Islands - 0.21%
16,416	Chow Tai Fook Jewelry Group, Ltd.	31,008
6,419	CK Asset Holdings, Ltd.	45,609
43,290	SITC International Holdings Co., Ltd.	123,125
		199,742
	Chile - 0.02%
1,101	Antofagasta Plc	15,547
	Denmark - 2.74%
107	A.P. Moeller - Maersk AS - Class A	248,342
105	A.P. Moeller - Maersk AS - Class B	246,498
1,533	Coloplast AS - Series B	175,160
10,430	Danske Bank AS	148,447
293	DSV AS	41,201
13,056	Novo Nordisk AS - Series B	1,447,942
338	Novozymes AS - B Shares	20,342
2,832	Pandora AS	179,924
227	Rockwool International AS - B Shares	51,537
1,486	William Demant Holdings AS (a)	55,861
		2,615,254
	Finland - 0.88%
446	Elisa OYJ	25,109
8,205	Fortum OYJ	124,018
25,578	Nokia OYJ	118,556
17,609	Nordea Bank Abp	155,549
8,222	Orion OYJ - Class B	367,974
3,185	Stora Enso OYJ - R Shares	50,467
		841,673
	France - 9.61%
1,093	Air Liquide SA	147,122
382	Arkema SA	34,171
6,619	AXA SA	151,189
2,052	BioMerieux	201,209
6,067	BNP Paribas SA	290,198
51,753	Bollore SA	241,260
1,505	Capgemini SE	259,554
15,254	Carrefour SA	270,780
6,948	Cie de Saint-Gobain	300,219
15,602	Credit Agricole SA	143,835
1,971	Danone SA	110,381
370	Dassault Aviation SA	57,780
2,652	Dassault Systemes SE	98,233
3,634	Eiffage SA	328,733
1,646	Engie SA	19,059
874	EssilorLuxottica SA	132,510
1,266	Eurazeo SE	78,650
1,916	Getlink SE	33,981
392	Hermes International	441,170
4,852	Ipsen SA	459,404
309	Kering SA	160,133
9,937	La Francaise des Jeux SAEM	345,057
1,924	L'Oreal SA	668,026
1,695	LVMH Moet Hennessy Louis Vuitton SE	1,038,833
10,496	Orange SA	123,681
333	Pernod Ricard SA	61,564
3,149	Publicis Groupe SA	154,870
6,911	Renault SA (a)	174,475
6,378	Sanofi-Aventis SA	643,199
466	Sartorius Stedim Biotech	147,032
2,056	Schneider Electric SE	244,985
1,092	SEB SA	105,385
10,614	Societe Generale SA	234,673
154	Teleperformance	47,553
569	Thales SA	69,860
9,729	Total SA	512,107
1,407	Ubisoft Entertainment SA (a)	62,054
1,043	Valeo SA	20,324
1,972	Veolia Environnement SA	48,340
2,304	Vinci SA	206,811
5,638	Vivendi SA	57,535
2,891	Wendel SA	242,304
		9,168,239
	Germany - 6.66%
1,696	adidas AG	301,263
1,405	Allianz SE	269,354
3,326	Bayer AG	198,618
2,368	Bayerische Motoren Werke AG	183,570
1,775	Beiersdorf AG	182,146
1,020	Brenntag AG	66,788
769	Carl Zeiss Meditec AG	92,457
4,718	Covestro AG (c)	163,945
7,033	Daimler AG	408,467
3,644	Daimler Truck Holding AG (a)	95,968
18,343	Deutsche Bank AG	161,194
521	Deutsche Boerse AG	87,490
10,789	Deutsche Lufthansa AG (a)	63,550
12,788	Deutsche Post AG	482,828
11,027	Deutsche Telekom AG	219,320
3,855	E.ON SE	32,471
1,319	Fresenius Medical Care AG & Co. KGaA	66,084
8,057	Fresenius SE & Co. KGaA	245,028
1,755	GEA Group AG	60,843
5,363	HeidelbergCement AG	258,934
7,203	HelloFresh SE (a)	234,997
1,837	Knorr-Bremse AG	105,214
1,610	Merck KGaA	273,091
129	Muenchener Rueckversicherungs-Gesellschaft AG	30,515
3,765	Nemetschek SE	229,051
3,839	Puma SE	254,705
253	Rational AG	147,497
668	Rheinmetall AG	154,152
4,440	RWE AG	164,219
3,208	SAP SE	292,412
1,925	Siemens AG	197,884
10,572	Siemens Energy AG	155,814
1,951	Siemens Healthineers AG	99,475
21,207	Telefonica Deutschland Holding AG	61,155
868	Volkswagen AG	158,745
5,731	Zalando SE (a)	150,970
		6,350,214
	Hong Kong - 2.05%
41,511	AIA Group, Ltd.	453,573
19,512	BOC Hong Kong Holdings, Ltd.	77,482
42,186	CK Hutchison Holdings, Ltd.	286,190
1,758	Hang Seng Bank, Ltd.	31,153
5,408	Hong Kong Exchange & Clearing, Ltd.	267,459
2,507	Jardine Matheson Holdings, Ltd.	131,728
55,566	Swire Pacific, Ltd. - Class A	331,855
10,909	Techtronic Industries Co., Ltd.	113,913
334,219	WH Group, Ltd.	258,681
		1,952,034
	Ireland - 0.30%
743	CRH Plc	25,640
733	DCC Plc	45,605
5,189	James Hardie Industries Plc	113,602
643	Kingspan Group Plc	38,878
609	Kingspan Group Plc	36,620
843	Smurfit Kappa Group Plc	28,428
		288,773
	Isle Of Man - 0.06%
3,698	Entain Plc (a)	56,275
	Israel - 0.81%
13,040	Bank Leumi Le-Israel BM	116,656
19,595	Israel Chemicals, Ltd.	178,999
1,532	Mizrahi Tefahot Bank, Ltd.	51,001
27,176	Teva Pharmaceutical Industries, Ltd. - ADR (a)	204,364
186	Wix.com, Ltd. - ADR (a)	12,192
4,338	ZIM Integrated Shipping Services, Ltd. - ADR (b)	204,884
		768,096
	Italy - 1.40%
10,898	Assicurazioni Generali SpA	174,072
3,370	Atlantia SpA	79,109
26,365	Eni SpA	312,708
2,941	Exor NV	183,784
4,396	FinecoBank Banca Fineco SpA	52,737
31,695	Intesa Sanpaolo SpA	59,317
3,033	Moncler SpA	130,680
16,024	Poste Italiane SpA	149,929
731	Prysmian SpA	20,083
2,143	Recordati SpA	93,455
6,623	Snam SpA	34,747
6,052	Terna Rete Elettrica Nazionale SpA	47,582
		1,338,203
	Japan - 18.10%
3,063	Advantest Corp.	164,718
4,125	Ajinomoto Co., Inc.	100,591
997	Asahi Glass Co., Ltd.	35,032
1,856	Asahi Group Holdings, Ltd.	61,035
20,059	Astellas Pharma, Inc.	312,955
1,586	Bandai Namco Holdings, Inc.	111,960
611	Bridgestone Corp.	22,277
10,028	Brother Industries, Ltd.	176,437
1,444	Canon, Inc.	32,723
2,836	Capcom Co., Ltd.	68,988
7,225	Chugai Pharmaceutical Co., Ltd.	184,819
19,568	CyberAgent, Inc.	196,043
2,683	Dai Nippon Printing Co., Ltd.	57,713
7,816	Dai-ichi Life Holdings, Inc.	144,560
5,365	Daiichi Sankyo Co., Ltd.	136,445
526	Daikin Industries, Ltd.	84,454
874	Denso Corp.	46,132
1,459	Dentsu, Inc.	43,986
178	Disco Corp.	42,357
3,051	Eisai Co., Ltd.	128,997
218	Fast Retailing Co., Ltd.	114,510
688	FUJIFILM Holdings Corp.	36,967
1,350	Fujitsu, Ltd.	168,923
1,820	Hakuhodo DY Holdings, Inc.	16,718
200	Hirose Electric Co., Ltd.	26,556
4,659	Hitachi, Ltd.	221,629
14,393	Honda Motor Co., Ltd.	347,031
3,648	Hoya Corp.	312,207
4,115	Idemitsu Kosan Co., Ltd.	98,302
35,064	Inpex Corp.	375,896
12,164	Isuzu Motors, Ltd.	134,551
4,780	Ito En, Ltd.	214,970
14,155	ITOCHU Corp.	381,873
32,630	Japan Post Holdings Co., Ltd.	233,465
14,100	Japan Post Insurance Co., Ltd.	225,666
4,914	Japan Tobacco, Inc.	85,154
812	JSR Corp.	21,101
1,230	Kakaku.com, Inc.	20,429
2,092	Kao Corp.	84,829
8,293	KDDI Corp.	261,515
374	Keyence Corp.	128,259
985	Kikkoman Corp.	52,419
168	Kobayashi Pharmaceutical Co., Ltd.	10,404
2,291	Kose Corp.	208,792
169	Lasertec Corp.	20,128
5,793	LIXIL Group Corp.	108,883
1,479	M3, Inc.	42,573
40,531	Marubeni Corp.	363,627
40,924	Mazda Motor Corp.	334,042
973	MEIJI Holdings Co., Ltd.	47,811
7,536	MISUMI Group, Inc.	159,156
38,330	Mitsubishi Chemical Holdings Corp.	208,273
12,010	Mitsubishi Corp.	357,672
5,503	Mitsubishi Electric Corp.	59,153
3,779	Mitsubishi Heavy Industries, Ltd.	132,083
44,033	Mitsubishi UFJ Financial Group, Inc.	235,579
5,826	Mitsubishi UFJ Lease & Finance Co., Ltd.	26,889
15,480	Mitsui & Co., Ltd.	340,166
8,878	Mitsui OSK Lines, Ltd.	204,234
9,801	Mizuho Financial Group, Inc.	111,584
21,150	MonotaRO Co., Ltd.	315,425
1,985	MS & AD Insurance Group Holdings, Inc. (a)	60,867
1,214	Murata Manufacturing Co., Ltd.	66,075
3,373	NEC Corp.	131,604
2,612	NGK Insulators, Ltd.	35,190
4,570	Nihon M&A Center, Inc.	48,717
299	Nintendo Co., Ltd.	128,587
15,375	Nippon Steel & Sumitomo Metal Corp.	215,175
21,544	Nippon Telegraph & Telephone Corp.	619,027
4,706	Nippon Yusen Kabushiki Kaisha	322,667
1,297	Nitori Holdings Co., Ltd.	123,426
2,441	Nomura Research Institute, Ltd.	65,508
4,819	NTT Data Corp.	66,853
24,476	Oji Holdings Corp.	106,038
11,782	Olympus Corp.	238,764
2,200	OMRON Corp.	111,973
1,337	Ono Pharmaceutical Co., Ltd.	34,347
862	Open House Co, Ltd.	34,312
1,623	Oracle Corp.	94,516
565	Oriental Land Co., Ltd.	78,903
7,117	ORIX Corp.	119,280
1,068	Otsuka Holdings Co., Ltd.	38,124
3,386	Panasonic Corp.	27,339
14,250	Persol Holdings Co., Ltd.	260,178
11,724	Recruit Holdings Co., Ltd.	345,277
1,519	Renesas Electronics Corp. (a)	13,746
26,078	Resona Holdings, Inc.	97,545
31,881	Ricoh Co., Ltd.	248,900
10,542	SBI Holdings, Inc.	205,987
8,114	Seiko Epson Corp.	114,789
3,456	Seven & I Holdings Co., Ltd.	134,094
360	Shimano, Inc.	60,644
5,821	Shiseido Co., Ltd.	234,628
9,586	SoftBank Corp.	106,429
6,313	SoftBank Group Corp.	244,682
1,470	Sompo Holdings, Inc.	64,927
4,529	Sony Corp.	369,371
2,055	Square Enix Holdings Co., Ltd.	91,215
3,658	Subaru Corp.	64,704
47,256	Sumitomo Chemical Co., Ltd.	184,946
7,594	Sumitomo Corp.	103,229
746	Sumitomo Metal Mining Co., Ltd.	23,129
8,670	Sumitomo Mitsui Financial Group, Inc.	257,717
4,317	Sumitomo Mitsui Trust Holdings, Inc.	133,421
1,905	Sysmex Corp.	114,949
2,496	T&D Holdings, Inc.	29,878
6,980	Taisei Corp.	217,636
7,503	Takeda Pharmaceutical Co., Ltd.	210,747
2,116	Tokio Marine Holdings, Inc.	123,388
1,057	Tokyo Electron, Ltd.	344,998
3,499	Toppan Printing Co., Ltd.	58,377
6,402	TOSOH Corp.	79,633
26,430	Toyota Motor Corp.	407,797
1,343	Trend Micro, Inc.	65,701
11,512	Welcia Holdings Co., Ltd.	231,442
14,344	ZOZO, Inc.	259,522
		17,272,584
	Jersey - 1.02%
3,994	Ferguson Plc	447,418
70,209	Glencore Plc	380,283
14,671	WPP Plc (a)	148,195
		975,896
	Luxembourg - 0.11%
904	Eurofins Scientific SE	71,397
2,553	Tenaris SA	32,791
		104,188
	Netherlands - 4.84%
1,539	ABN AMRO Group NV	17,293
47,420	Aegon NV	204,221
1,768	AerCap Holdings NV - ADR (a)(b)	72,382
542	Airbus SE	53,013
16,520	ArcelorMittal	370,469
210	ASM International NV	52,250
2,147	ASML Holding NV	1,014,328
13,404	CNH Industrial NV	155,023
876	Ferrari NV	161,218
1,105	Heineken Holding NV	80,273
473	IMCD NV	64,676
16,042	ING Groep NV	158,040
3,031	JDE Peet's NV	86,300
19,462	Koninklijke Ahold Delhaize NV	506,579
661	Koninklijke DSM NV	94,689
11,679	Koninklijke KPN NV	41,555
5,365	Koninklijke Philips NV	115,072
8,074	NN Group NV	365,696
1,962	OCI NV	64,542
1,685	Qiagen NV (a)	79,226
3,604	Randstad Holding NV	174,183
13,807	Stellantis NV	171,411
5,584	STMicroelectronics NV	176,595
3,531	Wolters Kluwer NV	342,219
		4,621,253
	New Zealand - 0.27%
15,696	Fisher & Paykel Healthcare Corp., Ltd.	195,536
1,070	Xero, Ltd. (a)	57,075
		252,611
	Norway - 0.69%
2,658	Aker BP ASA	92,054
2,572	DNB Bank ASA	46,562
4,361	Equinor ASA	151,961
10,723	Gjensidige Forsikring ASA	218,283
1,515	Kongsberg Gruppen ASA	54,487
17,633	Norsk Hydro ASA	99,649
		662,996
	Portugal - 0.38%
16,910	Jeronimo Martins SGPS SA	366,582
	Singapore - 0.86%
9,795	DBS Group Holdings, Ltd.	209,588
5,998	Keppel Corp., Ltd.	28,020
19,558	Oversea-Chinese Banking Corp., Ltd.	160,435
27,329	Singapore Exchange, Ltd.	186,191
12,396	United Overseas Bank, Ltd.	234,187
		818,421
	Spain - 1.94%
289	Acciona SA	53,251
37,348	Banco Bilbao Vizcaya Argentaria SA	169,657
69,480	Banco Santander SA	196,589
17,791	CaixaBank SA	62,305
2,364	Enagas SA	52,284
10,008	Iberdrola SA	104,198
11,662	Industria de Diseno Textil SA	265,025
3,334	Naturgy Energy Group SA	96,339
4,129	Red Electrica Corp SA	78,160
31,542	Repsol SA	464,994
59,891	Telefonica SA	305,777
		1,848,579
	Sweden - 2.28%
10,328	Atlas Copco AB - A Shares	96,671
3,028	Atlas Copco AB - B Shares	25,371
1,169	Boliden AB	37,385
3,000	EPIROC AB	46,515
6,090	EQT AB	125,168
2,641	Getinge AB - B Shares	61,209
13,902	Hennes & Mauritz AB - Series B (b)	166,861
4,588	HEXAGON AB	47,940
1,313	Holmen AB - B Shares	53,483
5,381	Husqvarna AB - Class B	39,662
1,420	Investment AB Latour - B Shares	28,205
14,222	Investor AB	234,546
8,136	INVESTOR AB	146,536
3,029	LIFCO AB	48,914
8,689	Nibe Industrier AB	65,500
2,795	Orron Energy AB (b)	1,901
1,246	Sagax AB - B Shares	23,100
8,360	Skandinaviska Enskilda Banken AB - Class A	82,361
634	Skanska AB - B Shares	9,755
3,437	Svenska Cellulosa AB - Series B	51,641
4,846	Svenska Handelsbanken AB - Class A	41,598
3,641	Swedbank AB - A Shares	46,177
44,581	Swedish Match	454,839
3,232	Swedish Orphan Biovitrum AB (a)	70,200
6,187	Tele2 AB - B Shares	70,550
13,828	Telefonaktiebolaget LM Ericsson - Series B	103,282
		2,179,370
	Switzerland - 8.38%
4,534	ABB, Ltd.	121,594
202	Baloise Holding AG	33,066
13	Barry Callebaut AG	29,086
1	Chocoladefabriken Lindt & Spruengli AG	104,959
1,896	Cie Financiere Richemont SA	203,940
1,669	Coca-Cola HBC AG	37,188
135	EMS-Chemie Holding AG	100,751
230	Geberit AG	110,654
11	Givaudan SA	38,772
1,615	Kuehne & Nagel International AG	383,728
3,199	LafargeHolcim, Ltd.	137,204
3,308	Logitech International SA	172,496
91	Lonza Group AG	48,606
15,595	Nestle SA	1,822,631
11,335	Novartis AG	960,988
254	Partners Group Holding AG	229,387
375	Roche Holding AG	145,124
5,248	Roche Holding AG - Non-Voting Shares	1,754,406
121	SGS SA	277,535
511	Sika AG	117,958
317	Sonova Holding AG	101,307
1,471	Straumann Holding AG	177,206
194	Swiss Life Holding AG	94,704
599	Swiss Re AG	46,493
125	Swisscom AG	69,140
408	The Swatch Group AG - Group I	96,916
1,758	The Swatch Group AG - Group N	78,439
16,125	UBS Group AG	260,689
303	VAT Group AG	72,464
393	Zurich Insurance Group AG	171,377
		7,998,808
	United Kingdom - 11.89%
5,952	3i Group Plc	80,672
11,955	Admiral Group Plc	327,330
5,842	Anglo American Plc	208,843
364	Ashtead Group Plc	15,313
8,747	Associated British Foods Plc	168,778
8,241	AstraZeneca Plc	1,087,168
47,210	Auto Trader Group Plc	319,732
57,790	Aviva Plc - B Shares	283,073
9,490	BAE Systems Plc	96,077
89,497	Barclays Plc	167,356
80,462	BP Plc	377,809
12,143	British American Tobacco Plc	520,501
3,603	Bunzl Plc	119,658
13,587	Burberry Group Plc	272,575
1,398	Coca-Cola European Partners Plc - ADR (b)	72,151
14,189	Compass Group Plc	291,320
510	Croda International Plc	40,311
6,587	Diageo Plc	284,510
1,677	Experian Plc	49,238
30,984	GlaxoSmithKline Plc	667,755
20,564	Hargreaves Lansdown Plc	198,411
3,978	Hikma Pharmaceuticals Plc	78,488
40,371	HSBC Holdings Plc	263,725
5,546	Imperial Brands Plc	124,162
131,034	J. Sainsbury Plc	326,099
178,757	JD Sports Fashion Plc	251,872
65,500	Kingfisher Plc	195,746
43,323	Legal & General Group Plc	126,658
571,969	Lloyds Banking Group Plc	294,282
46,888	Melrose Industries Plc	86,004
13,575	National Grid Plc	174,452
2,722	Next Plc	194,461
5,880	Prudential Plc	73,143
1,587	Reckitt Benckiser Group Plc	119,362
10,464	RELX Plc	284,112
6,003	Rio Tinto Plc	358,899
41,666	Royal Bank of Scotland Group Plc	110,905
1,973	Severn Trent Plc	65,504
39,448	SHELL Plc	1,027,336
1,020	Smith & Nephew Plc	14,264
167	Spirax-Sarco Engineering Plc	20,142
1,309	SSE Plc	25,834
10,952	St. James's Place Plc	147,363
19,822	Standard Chartered Plc	149,644
33,123	Standard Life Aberdeen Plc	64,655
69,419	Tesco Plc	216,352
31,016	The Sage Group Plc	240,181
4,260	Unilever Plc	194,170
2,301	United Utilities Group Plc	28,643
285,541	Vodafone Group Plc	443,986
		11,349,025
	Total Common Stocks (Cost $74,610,323)	89,379,599

	INVESTMENT COMPANIES - 4.30%
	Canada - 0.37%
10,425	iShares MSCI Canada ETF (b)	351,114
	Japan - 3.93%
60,053	iShares MSCI EAFE ETF (b)	3,752,712
	Total Investment Companies (Cost $4,493,372)	4,103,826

	PARTICIPATORY NOTES - 0.10%
	Switzerland - 0.10%
9	Chocoladefabriken Lindt & Spruengli AG (c)	91,638
	Total Participatory Notes (Cost $107,010)	91,638

	PREFERRED STOCKS - 0.44%
	Germany - 0.44%
2,033	Bayerische Motoren Werke AG - Preference Shares	145,005
236	Sartorius AG - Preference Shares	82,829
1,428	Volkswagen AG - Preference Shares	192,266
	Total Preferred Stocks (Cost $456,484)	420,100

	REAL ESTATE INVESTMENT TRUSTS - 0.31%
	Australia - 0.09%
7,704	Goodman Group	95,127
	Belgium - 0.04%
1,189	Warehouses De Pauw CVA	37,518
	Canada - 0.05%
2,824	RioCan Real Estate Investment Trust	43,922
	United Kingdom - 0.13%
10,340	Segro Plc	123,437
	Total Real Estate Investment Trusts (Cost $294,110)	300,004

	SHORT TERM INVESTMENTS - 0.41%
	Money Market Funds - 0.41%
390,183	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (d)	390,183
	Total Short Term Investments (Cost $390,183)	390,183
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 4.92%
4,690,871	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (d)	4,690,871
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $4,690,871)	4,690,871

	Total Investments (Cost $85,042,353) - 104.15%	99,376,221
	Liabilities in Excess of Other Assets - (4.15)%	(3,961,722)
	TOTAL NET ASSETS - 100.00%	$95,414,499

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Represents the value of the underlying security.
(d)	Seven-day yield as of June 30, 2022.

Glossary of Terms
ADR -	American Depositary Receipt

GuideMark® World ex-US Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2022

COMMON STOCKS
Aerospace & Defense	0.51%
Air Freight & Logistics	0.76%
Airlines	0.07%
Auto Components	0.24%
Automobiles	2.67%
Banks	8.33%
Beverages	0.96%
Biotechnology	0.25%
Building Products	0.87%
Capital Markets	2.37%
Chemicals	1.76%
Commercial Services & Supplies	0.17%
Communications Equipment	0.23%
Construction & Engineering	1.39%
Construction Materials	0.56%
Containers & Packaging	0.03%
Distributors	0.06%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.31%
Diversified Telecommunication Services	1.96%
Electric Utilities	1.03%
Electrical Equipment	0.47%
Electronic Equipment, Instruments & Components	0.63%
Energy Equipment & Services	0.03%
Entertainment	0.23%
Food & Staples Retailing	5.43%
Food Products	3.12%
Gas Utilities	0.20%
Health Care Equipment & Supplies	2.22%
Health Care Providers & Services	0.37%
Health Care Technology	0.04%
Hotels, Restaurants & Leisure	0.81%
Household Durables	0.72%
Household Products	0.21%
Independent Power and Renewable Electricity Producers	0.05%
Industrial Conglomerates	0.89%
Insurance	5.84%
Interactive Media & Services	0.43%
Internet & Direct Marketing Retail	0.43%
IT Services	0.84%
Leisure Equipment & Products	0.06%
Leisure Products	0.20%
Life Sciences Tools & Services	0.36%
Machinery	1.21%
Marine	1.82%
Media	0.64%
Metals & Mining	3.99%
Multiline Retail	0.83%
Multi-Utilities	0.43%
Oil, Gas & Consumable Fuels	5.75%
Paper & Forest Products	0.85%
Personal Products	1.37%
Pharmaceuticals	10.10%
Professional Services	1.94%
Real Estate Management & Development	0.56%
Road & Rail	0.13%
Semiconductors & Semiconductor Equipment	1.92%
Software	2.07%
Specialty Retail	1.20%
Technology Hardware, Storage & Peripherals	0.96%
Textiles, Apparel & Luxury Goods	3.47%
Tobacco	1.24%
Trading Companies & Distributors	2.89%
Transportation Infrastructure	0.12%
Water Utilities	0.10%
Wireless Telecommunication Services	0.94%
TOTAL COMMON STOCKS	93.67%

INVESTMENT COMPANIES
Exchange Traded Funds	4.30%
TOTAL INVESTMENT COMPANIES	4.30%

PARTICIPATORY NOTES
Food Products	0.10%
TOTAL PARTICIPATORY NOTES	0.10%

PREFERRED STOCKS
Automobiles	0.35%
Health Care Equipment & Supplies	0.09%
TOTAL PREFERRED STOCKS	0.44%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.31%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.31%

SHORT TERM INVESTMENTS
Money Market Funds	0.41%
TOTAL SHORT TERM INVESTMENTS	0.41%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	4.92%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	4.92%

TOTAL INVESTMENTS	104.15%
Liabilities in Excess of Other Assets	(4.15)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.